Condensed Consolidated Statements of Stockholders' Equity - USD ($)	Total	Excercise Of Warrants [Member]	Capital stock [Member]	Capital stock [Member] Excercise Of Warrants [Member]	Preferred stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Excercise Of Warrants [Member]	Retained Earnings [Member]
Beginning balance, shares at Dec. 31, 2024			126		600,000
Beginning balance, value at Dec. 31, 2024	$ 71,361,255		$ 1		$ 6,000	$ 71,098,202		$ 257,052
Issuance of common stock, net of issuance costs, shares				39
Exercise of warrants share				39
Exercise of warrants value		$ 790,535		$ 1			$ 790,534
Stock-based compensation	228,518					228,518
Dividends declared on Series A preferred shares	(377,083)							(377,083)
Down round deemed dividend on Series A preferred shares						1,818,000		(1,818,000)
Net Income	2,588,391							2,588,391
Ending balance, shares at Jun. 30, 2025			165		600,000
Ending balance, value at Jun. 30, 2025	74,591,616		$ 2		$ 6,000	73,935,254		650,360
Beginning balance, shares at Dec. 31, 2025			2,356		600,000
Beginning balance, value at Dec. 31, 2025	95,099,614		$ 24		$ 6,000	90,607,745		4,485,845
Issuance of common stock, net of issuance costs, shares			15,113	21,221
Issuance of common stock, net of issuance costs, value	2,343,459		$ 151			2,343,308
Exercise of warrants share			15,113	21,221
Exercise of warrants value		$ 4,277,128		$ 212			$ 4,276,916
Stock-based compensation	62,233					62,233
Dividends declared on Series A preferred shares	(377,083)							(377,083)
Down round deemed dividend on Series A preferred shares	5,118,000					5,118,000		(5,118,000)
Net Income	13,183,829							13,183,829
Ending balance, shares at Jun. 30, 2026			38,690		600,000
Ending balance, value at Jun. 30, 2026	$ 114,589,180		$ 387		$ 6,000	$ 102,408,202		$ 12,174,591